Vessel Operating Costs	12 Months Ended
Dec. 31, 2018
Vessel Operating Costs
Vessel Operating Costs

11. Vessel Operating Costs

        An analysis of vessel operating costs is as follows:

	For the year ended December 31,
	2016	2017	2018
Crew costs	30,673	36,617	35,764
Technical maintenance expenses	14,879	14,985	15,321
Other operating expenses	17,524	19,767	17,640

Total	63,076	71,369	68,725